Derivative Liabilities (Tables)	12 Months Ended
Mar. 31, 2014
Derivative Liabilities [Abstract]
Schedule of Fair Value Assumptions for Derivative Liabilities
The Company’s common stock purchase warrants do not trade in an active securities market, and as such, the Company estimated the fair value of these warrants using Black-Scholes using the following assumptions:

March 31,
	2014	2013
Expected life (years)	0.01 to 0.81	1.01 to 1.81
Risk-free interest rate	0.03% - 0.15%	0.14%-0.33%
Volatility	70% - 144%	129% - 158%
Dividend yield	—	—